Inventories (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
At lower of LIFO cost or market:
Live hogs and materials	$ 273	$ 210
Fresh pork and materials	34	26
Inventories at lower of LIFO cost or market, Gross	307	236
LIFO adjustment	(21)	(28)
Total inventories at lower of LIFO cost or market	286	208
At lower of FIFO cost or market:
Grains, oilseeds and other commodities	279	330
Sugar produced and in process	30	52
Other	62	61
Total inventories at lower of FIFO cost or market	371	443
Grain, flour and feed at lower of weighted average cost or market	105	88
Total inventories	762	739
LIFO method increase (decrease) in earnings	$ 5	$ 5	$ 16
LIFO method increase (decrease) in earnings per share (in dollars per share)	$ 3.92	$ 4.39	$ 13.29
Amount that inventories would have been higher by if the FIFO method had been used	$ 21	$ 28